Note 16 - Earnings Per Share - Calculation of Basic and Diluted EPS (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net income (loss)	$ (22,575,000)	$ (3,630,000)	$ 17,558,000	$ (317,666)	$ (317,666)	$ (7,116,491)	$ 28,381,842	$ 913,279	$ 6,269,955
Less preferred shares dividends	(126,000)	(269,000)	(342,000)				(1,428,257)	(1,811,837)	(1,695,122)
Net loss available to common shareholders	$ (22,701,000)	$ (3,899,000)	$ 13,151,000				$ 20,588,502	$ (898,558)	$ 3,466,026
Basic (in shares)	7,576,289	28,847,707	7,576,289				7,576,289	7,576,289	7,576,289
Diluted (in shares)	7,576,289	28,847,707	8,490,714				8,325,890	7,576,289	8,279,321
Basic loss per share (in dollars per share)	$ (3)	$ (0.14)	$ 1.74				$ 2.72	$ (0.12)	$ 0.46
Diluted loss per share (in dollars per share)	$ (3)	$ (0.14)	$ 1.55				$ 2.47	$ (0.12)	$ 0.42
Less undistributed earnings allocated to preferred shares			$ (4,065,000)				$ (6,365,083)		$ (1,108,807)
Dilutive effect of stock options (in shares)			914,425				749,601		703,032